Note 17 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Share-based Payment Arrangement, Option, Activity [Table Text Block]
			Weighted average
		Weighted	remaining
	Number of	average	contractual life	Aggregate
	options	exercise price	(years)	intrinsic value

Shares issuable under options - December 31, 2017	1,753,275	$36.03
Granted	470,000	67.32
Exercised	(278,975)	26.60
Forfeited	(46,875)	39.66
Shares issuable under options - December 31, 2018	1,897,425	$45.08
Granted	960,000	70.99
Exercised	(632,075)	34.71
Forfeited	(223,750)	61.41
Shares issuable under options - December 31, 2019	2,001,600	$58.96	3.2	$38,054
Options exercisable - End of year	645,975	$47.48	2.0	$19,695

Stock Options Exercised [Table Text Block]
	2019	2018

Number of options exercised	632,075	278,975

Aggregate fair value	$43,873	$17,823
Intrinsic value	21,934	10,403
Amount of cash received	21,939	7,420

Tax benefit recognized	$1,322	$73

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	2019	2018

Risk free rate	2.1%	2.2%
Expected life in years	4.75	4.75
Expected volatility	28.8%	29.7%
Dividend yield	0.1%	0.1%

Weighted average fair value per option granted	$19.87	$19.41